Taxation (Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
Beginning balance	$ 31,138	$ 32,682	$ 39,244
Decreases related to prior year tax positions	(1,190)	(1,544)	(6,649)
Increases related to current year tax positions	144,414	0	87
Ending balance	174,363	31,138	$ 32,682
Unrecognized tax benefit recorded in 2018	142,000
Interest in connection with unrecognized tax benefit	$ 2,000
Write off of uncertain tax positions		$ 2,400